PROPERTIES AND ACCUMULATED DEPRECIATION (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTIES AND ACCUMULATED DEPRECIATION [Abstract]
Properties and accumulated depreciation
	December 31,
(Dollars in millions)	2011	2010
Properties
Land	$113	$77
Buildings and building equipment	772	743
Machinery and equipment	7,176	6,851
Construction in progress	322	237
Properties and equipment at cost	$8,383	$7,908
Less: Accumulated depreciation	5,276	5,063
Net properties	$3,107	$2,845